FINANCIAL INSTRUMENTS - Net Investment Hedge (Details) € in Millions, $ in Millions	12 Months Ended
	Jan. 02, 2021 USD ($)	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)	Jan. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)
Gains (losses) recognized in current earnings [Line Items]
Amount of ineffectiveness from net investment hedge in net (loss) income | $		$ 0.0	$ 0.0
Senior notes due March 2025 at 1.25%
Gains (losses) recognized in current earnings [Line Items]
Senior notes issued | €					€ 500
Interest rate of senior notes (as a percent)					1.25%
Net Investment Hedge | Designated
Gains (losses) recognized in current earnings [Line Items]
Foreign currency denominated debt | $	$ 0.0	$ 6.8	$ 1.3
Net Investment Hedge | Designated | Senior notes due March 2025 at 1.25%
Gains (losses) recognized in current earnings [Line Items]
Senior notes issued | €				€ 255